MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
MARKETABLE SECURITIES
Marketable securities	R$ 2,396,857	R$ 6,330,334
Current	2,212,079	6,150,631
Non Current	184,778	179,703
Investment funds
MARKETABLE SECURITIES
Marketable securities	R$ 6,445	6,683
Investment funds | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	133.36%
Private Funds
MARKETABLE SECURITIES
Marketable securities	R$ 175,317	1,431,303
Private Funds | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	157.67%
Public titles measured at fair value through profit or loss
MARKETABLE SECURITIES
Marketable securities	R$ 444,712	1,631,319
Public titles measured at fair value through profit or loss | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	157.67%
Private Securities (Compromised)
MARKETABLE SECURITIES
Marketable securities	R$ 1,585,605	3,081,326
Private Securities (Compromised) | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	102.42%
Private Securities (Compromised) - Escrow Account
MARKETABLE SECURITIES
Marketable securities	R$ 184,778	R$ 179,703
Private Securities (Compromised) - Escrow Account | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	102.00%